SALES (Schedule of Sales by Major Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of major customers [line items]
Sales to external customers	$ 947,059	$ 677,243
Customer One
Disclosure of major customers [line items]
Sales to external customers	525,778	330,415
Customer Two
Disclosure of major customers [line items]
Sales to external customers	294,197	231,911
Customer Three
Disclosure of major customers [line items]
Sales to external customers	$ 127,084	$ 114,917